Share-based Payment Arrangements - Summary of Information About USISH Option Plans (Detail) - USISH option plans [member] ¥ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares ¥ / shares	Dec. 31, 2020 CNY (¥) shares ¥ / shares	Dec. 31, 2019 shares $ / shares ¥ / shares	Dec. 31, 2019 CNY (¥) shares ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance	31,266	35,077		21,537
Number of options, granted	0	1,140		17,167
Number of options, forfeited	(952)	(636)		(463)
Number of options, exercised	(828)	(4,315)		(3,164)
Number of options, Ending balance	29,486	31,266		35,077
Number of options, exercisable, end of year	19,249	13,416	13,694	13,694
Weighted average exercise price, Beginning balance | ¥ / shares	¥ 14.6	¥ 14.5		¥ 15.5
Weighted average exercise price options granted | (per share)	0	21.7	$ 13.3
Weighted average exercise price, Options forfeited | ¥ / shares	14.5	14.0		15.4
Weighted average exercise price options exercised | ¥ / shares	13.8	15.5		15.5
Weighted average exercise price, Ending balance | ¥ / shares	14.2	14.6		14.5
Weighted average exercise price, Options exercisable, end of year | ¥ / shares	¥ 14.8	¥ 15.5	$ 15.5	¥ 15.5
Fair value of options granted | ¥	¥ 0
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted | ¥		¥ 7.03		¥ 6.27
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted | ¥		¥ 8.93		¥ 8.35